Leases - Summary Of Maturity Analysis Of Finance Lease Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Leases [Line Items]
Total lease payments receivable	€ 121
Unearned finance income	(45)
Total finance lease receivables	76	€ 0
Finance lease receivables included in the interim condensed consolidated statement of financial position
Current	2
Non-current	74	0
Total finance lease receivables	76	€ 0
Less than one year
Disclosure of Leases [Line Items]
Total lease payments receivable	3
One to five years
Disclosure of Leases [Line Items]
Total lease payments receivable	57
More than five years
Disclosure of Leases [Line Items]
Total lease payments receivable	€ 61